Stockholder's Deficit - Schedule of Balance of Stockholder's Equity (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 22, 2016	Jun. 02, 2017	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Balance							$ (1,063,613)					$ 1,132,833	$ (1,063,613)	$ (1,063,613)
Issuance of common stock	$ 2,000,000											$ 58,500		3,016,238
Issuance of common stock, shares	666,667	400,019										576,923
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants												$ 1,553,967
Issuance of common stock from warrant exercise for cash												159,250
Issuance of common stock for services by third parties												305,300		284,278
Issuance of common stock for services by employees												129,420
Stock options exercises												$ 50,000
Stock options exercises, shares												(9,260)
Stock-based compensation												$ 279,322
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580												371,420
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400												135,442
Shares Issued for payoff of long-term notes												87,500
Cumulative dividend on Series A preferred
Common shares issued for preferred conversion												$ (15,000)
Adjustment of shares for reverse stock-split, shares
Net loss attributable to noncontrolling interests			$ (1,475)									$ (1,475)
Net loss			(1,289,126)	$ (1,419,391)	$ (1,456,049)	$ (1,309,500)	$ (1,014,679)	$ (669,376)	$ (1,412,612)	$ (688,060)	$ (831,018)	(2,190,944)	$ (2,324,179)	(5,199,619)	$ (3,601,066)
Balance			2,057,010	1,132,833				$ (1,063,613)				2,057,010		$ 1,132,833	$ (1,063,613)
Convertible Series A Preferred Stock [Member]
Balance												$ 245,838
Balance, shares												300
Issuance of common stock
Issuance of common stock, shares
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants, shares
Issuance of common stock from warrant exercise for cash
Issuance of common stock from warrant exercise for cash, shares
Issuance of common stock for services by third parties
Issuance of common stock for services by third parties, shares
Issuance of common stock for services by employees
Issuance of common stock for services by employees, shares
Stock options exercises
Stock options exercises, shares
Stock-based compensation
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580, shares
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400, shares
Shares Issued for payoff of long-term notes
Shares Issued for payoff of long-term notes, shares
Cumulative dividend on Series A preferred												$ 5,037
Common shares issued for preferred conversion												$ (250,875)		$ (544,912)
Common shares issued for preferred conversion, shares												(300)		(672)
Adjustment of shares for reverse stock-split, shares
Net loss attributable to noncontrolling interests
Net loss
Balance				$ 245,838										$ 245,838
Balance, shares				300										300
Common Stock [Member]
Balance												$ 254
Balance, shares							769,917				758,542	2,542,504	769,917	769,917	758,542
Issuance of common stock												$ 1		$ 93
Issuance of common stock, shares												15,001		933,334
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants												$ 40
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants, shares												400,019
Issuance of common stock from warrant exercise for cash												$ 4
Issuance of common stock from warrant exercise for cash, shares												40,834
Issuance of common stock for services by third parties												$ 7		$ 4
Issuance of common stock for services by third parties, shares												70,131		38,395
Issuance of common stock for services by employees												$ 3
Issuance of common stock for services by employees, shares												26,407
Stock options exercises												$ 1
Stock options exercises, shares												9,260
Stock-based compensation
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580												$ 9
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580, shares												86,667
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400												$ 3
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400, shares												28,096
Shares Issued for payoff of long-term notes												$ 2
Shares Issued for payoff of long-term notes, shares												22,436
Cumulative dividend on Series A preferred
Common shares issued for preferred conversion												$ 10		$ 18
Common shares issued for preferred conversion, shares												100,001		177,000
Adjustment of shares for reverse stock-split, shares												331		26
Net loss attributable to noncontrolling interests
Net loss
Balance			$ 334	$ 254								$ 334		$ 254
Balance, shares			3,341,687	2,542,504				769,917				3,341,687		2,542,504	769,917
Paid-In Capital [Member]
Balance												$ 13,699,785
Issuance of common stock												58,499		$ 3,016,145
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants												1,553,927
Issuance of common stock from warrant exercise for cash												159,246
Issuance of common stock for services by third parties												305,293		284,274
Issuance of common stock for services by employees												129,417
Stock options exercises												49,999
Stock-based compensation												279,322
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580												371,411
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400												120,455
Shares Issued for payoff of long-term notes												87,498
Cumulative dividend on Series A preferred
Common shares issued for preferred conversion												$ 235,865		544,894
Adjustment of shares for reverse stock-split, shares
Net loss attributable to noncontrolling interests
Net loss
Balance			$ 17,050,717	$ 13,699,785								17,050,717		13,699,785
Accumulated Deficit [Member]
Balance												(12,813,044)
Issuance of common stock
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants
Issuance of common stock from warrant exercise for cash
Issuance of common stock for services by third parties
Issuance of common stock for services by employees
Stock options exercises
Stock-based compensation
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400
Shares Issued for payoff of long-term notes
Cumulative dividend on Series A preferred												(5,037)
Common shares issued for preferred conversion
Adjustment of shares for reverse stock-split, shares
Net loss attributable to noncontrolling interests
Net loss												(2,189,469)		(5,199,619)	$ (3,601,066)
Balance			(15,007,550)	(12,813,044)								(15,007,550)		(12,813,044)
Total Eastside Distilling, Inc. Stockholders' Equity [Member]
Balance												1,132,833
Issuance of common stock												58,500
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants												1,553,967
Issuance of common stock from warrant exercise for cash												159,250
Issuance of common stock for services by third parties												305,300
Issuance of common stock for services by employees												129,420
Stock options exercises												50,000
Stock-based compensation												279,322
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580												371,420
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400												120,458
Shares Issued for payoff of long-term notes												87,500
Cumulative dividend on Series A preferred
Common shares issued for preferred conversion												$ (15,000)
Adjustment of shares for reverse stock-split, shares
Net loss attributable to noncontrolling interests
Net loss												(2,189,469)
Balance			2,043,501	1,132,833								2,043,501		1,132,833
Non-controlling interests [Member]
Balance
Issuance of common stock
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants
Issuance of common stock from warrant exercise for cash
Issuance of common stock for services by third parties
Issuance of common stock for services by employees
Stock options exercises
Stock-based compensation
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400												14,984
Shares Issued for payoff of long-term notes
Cumulative dividend on Series A preferred
Common shares issued for preferred conversion
Adjustment of shares for reverse stock-split, shares
Net loss attributable to noncontrolling interests												$ (1,475)
Net loss
Balance			$ 13,509									$ 13,509